Investment in securities (Tables)	12 Months Ended
Dec. 31, 2022
Investment in securities [Abstract]
Summary of fair value measurement

The total consideration paid and the fair value of the investment acquired are detailed in the table below:

Amount
Balance at January 1	—
Acquisition of securities	23,282
Fair value adjustment	33,084
Balance at December 31	56,366